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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Quality Municipal Income Trust
Semiannual Report to Shareholders ▪ August 31, 2012
NYSE: IQI

2	Letters to Shareholders
3	Trust Performance
3	Trust Updates
4	Dividend Reinvestment Plan
5	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
24	Financial Highlights
26	Approval of Investment Advisory and Sub-Advisory Agreements
28	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Trust, including its performance and a complete list of your Trust’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 341 2929. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
2 Invesco Quality Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	5.44%

Trust at Market Value	6.35

Barclays Municipal Bond Index▼	2.94

Market Price Premium to NAV as of 8/31/12	2.89

Source(s): ▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 17, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $116,800,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 22, 2012, all of the Trust’s ARPS were redeemed in full.
Mergers and Redomestication
At a shareholder meeting held on September 25, 2012, shareholders of the Trust approved the merger of each of Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities (the “Target Funds”) into the Trust. Shareholders also approved the redomestication of the Trust to a Delaware statutory trust. The redomestication and mergers were completed on October 15, 2012, and common shares of the Target Funds were converted into newly issued common shares of the Trust. VMTP shares of the Target Funds were converted into newly issued VMTP shares of the Trust.

NYSE Symbol	IQI
3 Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Quality Municipal Income Trust

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–159.11%
Alabama–0.34%
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	$1,000	$1,127,340

Alaska–0.66%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/41	1,905	2,194,122

Arizona–2.76%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	950	999,885

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(b)	5.00%	07/01/36	1,605	1,828,127

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(c)(d)	6.00%	05/01/14	650	697,749

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	1,300	1,402,388

Phoenix Civic Improvement Corp.; Series 2002 B, Sr. Lien Airport RB (INS–NATL)(a)(e)	5.25%	07/01/32	3,000	3,003,930

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,175	1,272,595

				9,204,674

California–27.07%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(f)	0.00%	08/01/35	1,575	499,448

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(f)	0.00%	08/01/36	2,545	724,129

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	600	652,932

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,130,380

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,223,200

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2006 A, RB	5.00%	08/15/28	645	698,406

Series 2006 A, RB	5.00%	08/15/32	5,000	5,353,900

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	2,450	2,677,017

California (State of);
Series 2003, Unlimited Tax GO Bonds(c)(g)	5.25%	08/01/13	4,855	5,079,981

Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	145	151,163

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,145	1,307,418

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,145	1,261,721

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	3,000	3,273,960

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(b)(c)(g)	5.00%	01/01/28	5,000	6,843,000

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/40	4,685	1,080,314

Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/41	4,535	989,401

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/36	2,235	2,598,970

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–AMBAC)(a)	5.00%	06/01/29	4,500	4,504,815

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(b)	5.00%	05/15/35	3,350	3,782,887

Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(b)	5.00%	07/01/43	3,030	3,500,135

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds(c)(g)	5.00%	09/01/14	4,000	4,376,960

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(f)	0.00%	08/01/29	1,745	775,757

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	1,270	616,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Oakland (Port of);
Series 2002 L, RB(c)(e)(g)	5.00%	11/01/12	$110	$110,870

Series 2002 L, RB(c)(e)(g)	5.00%	11/01/12	445	448,520

Series 2002 L, RB (INS–NATL)(a)(e)	5.00%	11/01/21	890	894,877

Series 2002 L, RB (INS–NATL)(a)(e)	5.00%	11/01/32	3,555	3,559,941

Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(a)(b)	4.50%	05/15/31	2,760	2,905,148

Series 2007 J, General RB (INS–AGM)(a)(b)	4.50%	05/15/35	2,240	2,341,539

Series 2009 O, General RB	5.25%	05/15/39	500	571,935

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	967,680

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/36	1,410	1,619,456

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	06/15/28	960	1,053,571

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/25	470	535,438

Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/26	935	1,058,065

Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,934,550

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/36	2,025	2,327,819

San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,932,200

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(c)(d)	3.50%	05/31/13	1,000	1,001,230

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(f)	0.00%	04/01/14	1,350	1,321,232

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/32	10,100	3,622,567

				90,308,800

Colorado–2.27%
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS–SGI)(a)	5.25%	08/15/34	2,000	2,044,080

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,151,240

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,500	1,736,445

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/30	1,590	1,644,219

				7,575,984

Connecticut–0.87%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	2,700	2,906,415

Delaware–0.30%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	991,720

District of Columbia–1.87%
District of Columbia; Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	6,000	6,233,340

Florida–12.07%
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	1,365	1,588,723

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	2,380	2,765,893

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/27	995	1,156,200

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(c)(d)(g)	5.25%	11/15/16	75	89,541

Series 2006 C, RB(d)	5.25%	11/15/36	2,925	3,125,187

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	2,150	2,306,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	$2,000	$2,329,860

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/25	1,250	1,419,963

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,500	1,636,275

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	565	672,887

Miami-Dade (County of); Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	2,500	2,859,950

Orange (County of); Series 2012 B, Ref. Sales Tax RB(b)	5.00%	01/01/31	3,655	4,210,121

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	1,200	1,469,244

Series 2011, Ref. RB(b)	5.00%	10/01/31	1,560	1,804,858

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(b)	5.00%	08/15/42	6,000	6,406,200

Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,415,980

				40,257,423

Georgia–3.78%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/34	2,000	2,104,440

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR(c)(d)	2.50%	03/01/13	1,050	1,059,744

Georgia (State of) Road & Tollway Authority;
Series 2003, RB(c)(g)	5.00%	10/01/13	6,000	6,313,200

Series 2003, RB	5.00%	10/01/23	3,000	3,140,880

				12,618,264

Hawaii–3.97%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	770	860,082

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,925	2,119,175

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds(c)(g)	5.25%	03/01/13	8,590	8,807,757

Series 2003 A, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	03/01/26	1,410	1,440,357

				13,227,371

Idaho–1.34%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/23	2,600	3,088,904

Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB(e)	6.00%	01/01/32	540	540,891

Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	700	827,099

				4,456,894

Illinois–15.55%
Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS–AGM)(a)(e)	5.75%	01/01/23	4,000	4,185,720

Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds(b)	5.00%	12/01/41	2,685	2,911,668

Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,270	1,386,472

Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	5,000	5,714,950

Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	1,380	1,577,326

Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(a)(b)(h)	5.00%	01/01/37	7,250	7,674,705

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,500	1,700,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/32	$1,190	$1,358,813

Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/37	1,190	1,333,383

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/13	2,200	2,244,462

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	1,325	1,428,165

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	956,102

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	1,670	1,923,556

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	1,650	1,886,329

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	645	816,099

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	2,360	2,658,752

Series 2010 A, Ref. RB	6.00%	08/15/38	1,235	1,400,082

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/41	1,440	1,631,002

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	1,375	1,546,518

Series 2012 B, RB(b)	5.00%	12/15/28	2,595	3,024,654

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	2,000	2,336,900

Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	12/01/34	2,000	2,176,300

				51,872,073

Indiana–5.85%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,735	1,841,408

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	1,405	1,617,886

Indiana Bond Bank Series 2001 A, State Revolving Fund RB(c)(g)	5.00%	02/01/13	2,505	2,580,350

Indiana Bond Bank; Series 2001 A, State Revolving Fund RB(c)(g)	5.00%	02/01/13	7,495	7,717,826

Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,403,500

Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB(c)(g)	5.00%	06/01/13	1,400	1,450,386

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(c)(d)	6.25%	06/02/14	820	885,887

				19,497,243

Iowa–1.86%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)(h)	5.00%	06/01/25	2,120	2,521,168

Series 2009 A, Special Obligation RB(b)(h)	5.00%	06/01/26	1,590	1,880,159

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,800	1,810,692

				6,212,019

Kansas–0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	730	856,473

Kentucky–0.63%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	775	918,979

Series 2010 A, Hospital RB	6.50%	03/01/45	1,000	1,191,920

				2,110,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–0.83%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.25%	10/01/30	$1,150	$1,312,760

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,365	1,448,142

				2,760,902

Maine–0.45%
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	1,300	1,501,370

Maryland–0.70%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	1,105	1,137,642

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,182,351

				2,319,993

Massachusetts–3.03%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,269,250

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,100	1,201,079

Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	2,620	3,018,371

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	575	700,896

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(b)	5.00%	10/15/35	2,490	2,919,176

				10,108,772

Michigan–2.07%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	1,600	1,825,968

Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB(c)(e)(g)	5.50%	12/01/12	3,000	3,027,270

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(a)	5.00%	11/15/25	1,855	2,065,672

				6,918,910

Minnesota–0.61%
Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB(c)(g)	5.00%	01/01/13	2,000	2,032,140

Missouri–0.83%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	450	537,061

Series 2011 A, Ref. RB	5.50%	09/01/28	925	1,100,186

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,125	1,150,234

				2,787,481

Montana–0.55%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,600	1,840,336

Nebraska–0.78%
Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/36	2,250	2,587,680

Nevada–3.45%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,000	1,110,740

Clark (County of);
Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS–AMBAC)(a)(e)	5.38%	07/01/19	1,000	1,028,990

Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS–AMBAC)(a)(e)	5.38%	07/01/20	1,100	1,130,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–(continued)

Series 2003 C, Jet Aviation Fuel Tax Airport System RB (INS–AMBAC)(a)(e)	5.38%	07/01/22	$2,000	$2,047,560

Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(e)	5.50%	07/01/20	2,000	2,108,640

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	640	688,019

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. & Improvement Limited Tax GO Bonds(c)(g)	5.25%	12/01/12	3,345	3,387,515

				11,501,593

New Jersey–7.10%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	935	1,046,358

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	2,000	2,551,380

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	6,070,400

New Jersey (State of) Turnpike Authority; Series 2003 A, RB(c)(g)	5.00%	07/01/13	1,500	1,547,295

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/20	10,000	10,403,500

University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS–NATL)(a)	5.25%	06/15/23	2,000	2,074,800

				23,693,733

New Mexico–0.42%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,250	1,386,187

New York–14.95%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	820	953,799

Series 2009, PILOT RB	6.38%	07/15/43	340	397,480

Metropolitan Transportation Authority; Series 2002 A, Ref. RB(c)(g)	5.00%	11/15/25	10,000	10,080,100

New York (City of) Municipal Water Finance Authority; Series 2003 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,097,140

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/28	2,040	2,410,382

Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/29	1,635	1,934,319

Series 2009 A, Future Tax Sec. RB(b)	5.00%	05/01/30	1,635	1,901,031

Subseries 2011 D-1, Future Tax Sec. RB(b)	5.00%	11/01/33	1,725	2,011,436

Subseries 2012 E-1, Future Tax Sec. RB(b)	5.00%	02/01/42	4,040	4,629,961

New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB(b)	5.00%	04/01/26	1,935	2,265,924

Series 2008 1A, Ref. RB(b)	5.00%	04/01/27	2,815	3,298,899

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/27	2,380	2,854,358

Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/28	2,380	2,817,396

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	1,100	1,446,390

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/30	2,715	3,174,595

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/29	2,280	2,677,244

New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(b)	5.00%	09/15/40	2,370	2,694,809

Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,120	1,227,151

				49,872,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–3.32%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(b)	5.00%	06/01/39	$5,880	$6,383,210

North Carolina (State of) Medical Care Commission (Duke University Health System); () Series 2012 A, Health Care Facilities RB(b)	5.00%	06/01/42	2,380	2,682,569

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/36	1,755	2,015,021

				11,080,800

North Dakota–0.84%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,807,310

Ohio–6.92%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,600	1,746,592

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(a)(b)	5.25%	02/15/33	5,100	5,671,302

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group);
Series 2003, RB(c)(g)	6.00%	07/01/13	2,630	2,756,819

Series 2003 H, RB(c)(g)	6.00%	07/01/13	2,740	2,872,123

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/36	1,590	1,750,860

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	1,400	1,557,906

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,425	1,678,664

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	2,270	2,547,848

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/16	410	462,107

Ohio State University (The); Series 2002 A, General Receipts RB(c)(g)	5.13%	12/01/12	2,000	2,024,800

				23,069,021

Oklahoma–0.44%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,466,280

Oregon–0.61%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	822,377

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(i)	6.38%	11/01/33	1,145	1,211,284

				2,033,661

Pennsylvania–0.64%
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/28	1,350	1,351,161

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/34	800	784,288

				2,135,449

Puerto Rico–3.98%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,100	1,115,719

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	760	764,879

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	610	668,048

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,500	1,636,005

Series 2010 XX, RB	5.25%	07/01/40	1,300	1,352,793

Series 2012 A, RB	5.00%	07/01/42	2,375	2,431,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	$1,225	$1,311,436

First Subseries 2010 A, RB	5.50%	08/01/42	1,400	1,513,512

First Subseries 2010 C, RB	5.25%	08/01/41	2,350	2,499,178

				13,292,952

South Carolina–3.90%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,327,630

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	345	345,000

South Carolina (State of) Public Service Authority;
Series 2002 D, Ref. RB(c)(g)	5.00%	01/01/13	2,060	2,093,248

Series 2003 A, Ref. RB(c)(g)	5.00%	07/01/13	1,710	1,778,383

Series 2003 A, Ref. RB (INS–AMBAC)(a)	5.00%	01/01/22	5,290	5,472,770

				13,017,031

Texas–13.36%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds	5.00%	08/15/34	2,375	2,825,062

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	2,000	2,144,320

Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	2,500	2,781,350

Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs.	5.00%	06/15/35	2,500	2,948,625

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	1,045	1,169,522

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	2,380	3,176,610

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	600	668,166

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/23	5,120	5,510,195

Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,332,580

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/33	2,700	3,159,513

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/36	1,890	2,180,210

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,518,290

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	700	775,579

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/28	8,600	4,428,914

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/31	1,650	725,159

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	475	477,328

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	915	1,100,690

University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(a)(b)	5.00%	02/15/33	5,100	5,642,640

				44,564,753

Vermont–0.76%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,544,425

Virgin Islands–0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,125	1,246,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–0.69%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.50%	01/01/42	$845	$934,849

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(e)	5.00%	01/01/40	1,300	1,361,126

				2,295,975

Washington–5.34%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/25	925	1,114,792

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	1,250	1,471,837

Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds(c)(g)	5.13%	06/01/15	2,500	2,826,775

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/41	1,410	1,549,802

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS–AGM)(a)	5.25%	10/01/33	1,500	1,654,890

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/29	3,725	4,486,800

Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/30	3,915	4,693,419

				17,798,315

Wisconsin–0.72%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	2,250	2,410,335

TOTAL INVESTMENTS(j)–159.11% (Cost $486,684,858)				530,725,260

FLOATING RATE NOTE OBLIGATIONS–(26.01%)
Notes with interest rates ranging from 0.15% to 0.34% at 08/31/2012 and contractual maturities of collateral ranging from 06/01/25 to 07/01/43 (See Note 1 PENDING)(k)				(86,745,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.02%)				(116,800,000)

OTHER ASSETS LESS LIABILITIES–1.92%				6,387,939

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$333,568,199

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2012 represented 0.36% of the Trust’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	7.1%

Assured Guaranty Municipal Corp.	6.6

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $151,436,337 are held by Dealer Trusts and serve as collateral for the $86,745,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	73.3%

General Obligation Bonds	12.0

Pre-refunded Bonds	14.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $486,684,858)	$530,725,260

Receivable for:
Investments sold	3,500,000

Interest	5,463,924

Investment for trustee deferred compensation and retirement plans	11,727

Deferred offering costs	188,534

Other assets	12,914

Total assets	539,902,359

Liabilities:
Floating rate note obligations	86,745,000

Variable rate muni term preferred shares, at liquidation value ($0.01 par value, 1,168 issued with liquidation preference of $100,000 per share)	116,800,000

Payable for:
Investments purchased	979,431

Amount due custodian	1,537,060

Accrued other operating expenses	58,013

Trustee deferred compensation and retirement plans	87,261

Accrued interest expense	127,395

Total liabilities	206,334,160

Net assets applicable to common shares	$333,568,199

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$329,552,557

Undistributed net investment income	2,774,283

Undistributed net realized gain (loss)	(42,799,043)

Unrealized appreciation	44,040,402

$333,568,199

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	23,505,265

Net asset value per share	$14.19

Market value per common share	$14.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Quality Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$11,502,843

Expenses:
Advisory fees	714,211

Administrative services fees	50,558

Custodian fees	5,298

Interest, facilities and maintenance fees	804,787

Transfer agent fees	5,649

Trustees’ and officers’ fees and benefits	20,845

Professional services fees	141,097

Other	135,396

Total expenses	1,877,841

Net investment income	9,625,002

Realized and unrealized gain from:
Net realized gain from investment securities	633,981

Change in net unrealized appreciation of investment securities	7,544,529

Net realized and unrealized gain	8,178,510

Net increase in net assets resulting from operations	17,803,512

Distributions to preferred shareholders from net investment income	(105,655)

Net increase in net assets from operations applicable to common shares	$17,697,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	Six months ended	Year ended
	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$9,625,002	$19,808,782

Net realized gain (loss)	633,981	(4,167,829)

Change in net unrealized appreciation	7,544,529	44,869,129

Net increase in net assets resulting from operations	17,803,512	60,510,082

Distributions to preferred shareholders from net investment income	(105,655)	(357,929)

Net increase in net assets from operations applicable to common shares	17,697,857	60,152,153

Distributions to shareholders from net investment income	(10,401,079)	(20,508,345)

Net increase in net assets applicable to common shares	7,296,778	39,643,808

Net assets applicable to common shares:
Beginning of period	326,271,421	286,627,613

End of period (includes undistributed net investment income of $2,774,283 and $3,656,015, respectively)	$333,568,199	$326,271,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Quality Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$17,697,857

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(54,313,800)

Proceeds from sales of investments	46,361,226

Amortization of premium	881,751

Accretion of discount	(418,828)

Increase in receivables and other assets	(456,851)

Increase in accrued expenses and other payables	88,844

Net realized gain from investment securities	(633,981)

Net change in unrealized appreciation on investment securities	(7,544,529)

Net cash provided by operating activities	1,661,691

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(10,401,079)

Decrease in payable for amount due custodian	(45,612)

Increase in VMTP shares, at liquidation value	116,800,000

Net proceeds from the redemption of preferred shares	(116,850,000)

Net proceeds from floating rate note obligations	8,835,000

Net cash provided by (used in) financing activities	(1,661,691)

Net increase in cash and cash equivalents	—

Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$734,536

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Income Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Trust’s investment objective is to provide current income which is exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

18        Invesco Quality Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating

19        Invesco Quality Municipal Income Trust

rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.27% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP). Effective September 25, 2012, the advisory fee for the Trust changed from 0.27% to 0.55%.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.70%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The fee waiver agreement terminated on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

20        Invesco Quality Municipal Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$530,725,260	$—	$530,725,260

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $81,940,714 and 0.65%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

21        Invesco Quality Municipal Income Trust

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2015	$546,258	$—	$546,258

February 29, 2016	6,903,559	—	6,903,559

February 28, 2017	28,237,988	—	28,237,988

February 28, 2018	3,609,219	—	3,609,219

February 28, 2019	314,216	—	314,216

Not subject to expiration	—	1,491,154	1,491,154

	$39,611,240	$1,491,154	$41,102,394

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $69,364,945 and $49,400,957, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,841,833

Aggregate unrealized (depreciation) of investment securities	(536,734)

Net unrealized appreciation of investment securities	$42,305,099

Cost of investments for tax purposes is $488,420,161.

NOTE 8—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). From June 20, 2012 through June 22, 2012 the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with cash and proceeds received from the issuance of VMTP Shares.
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees expense on the Statement of Operations.
  Dividends, which were cumulative, were reset through auction procedures.

Range of
Series	Dividend Rates†

1	0.198-0.381%

2	0.198-0.381

3	0.198-0.381

4	0.198-0.381

5	0.198-0.396

†	For the six months ended August 31, 2012.
  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could have triggered the mandatory redemption of ARPS at liquidation value.
  Beginning February 19, 2008 and continuing through August 31, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.
  Transactions in preferred shares were as follows:

	Series 1		Series 2		Series 3		Series 4		Series 5
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	629	$31,450,000	225	$11,250,000	629	$31,450,000	629	$31,450,000	225	$11,250,000

Shares redeemed	(629)	(31,450,000)	(225)	(11,250,000)	(629)	(31,450,000)	(629)	(31,450,000)	(225)	(11,250,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—	—	$—	—	$—

22        Invesco Quality Municipal Income Trust

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,168 Series 2015/12-IQI VMTP Shares, with liquidation preference of $100,000 per share pursuant to offerings exempt from registration under the Securities Act of 1933. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on December 1, 2015, unless earlier redeemed, repurchased or extended by the Trust. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3 1/2 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.15% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $116,800,000 and 1.32%, respectively.
  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the VTMP Shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VTMP Shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
  Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31,	February 29,
	2012	2012

Beginning shares	$23,505,265	$23,505,265

Shares issued through dividend reinvestment	—	—

Ending shares	$23,505,265	$23,505,265

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.07375	September 18, 2012	September 28, 2012

October 1, 2012	$0.07375	October 12, 2012	October 31, 2012

23        Invesco Quality Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009		2008		2007

Net asset value per common share, beginning of period	$13.88		$12.19	$13.40		$12.61	$11.12		$14.50		$15.45

Net investment income(a)	0.41		0.84	0.27		0.93	0.96		1.03		1.03

Net gains (losses) on securities (both realized and unrealized)	0.35		1.74	(1.19)		0.74	1.36		(3.45)		(0.78)

Distributions paid to preferred shareholders from net investment income(a)	(0.01)		(0.02)	(0.01)		(0.02)	(0.05)		(0.30)		(0.34)

Total from investment operations	0.75		2.56	(0.93)		1.65	2.27		(2.72)		(0.09)

Less distributions paid to common shareholders:
Dividends from net investment income	(0.44)		(0.87)	(0.28)		(0.86)	(0.78)		(0.68)		(0.72)

Distributions from net realized gains	—		—	—		—	—		—		(0.16)

Total distributions to common shareholders	(0.44)		(0.87)	(0.28)		(0.86)	(0.78)		(0.68)		(0.88)

Anti-dilutive effect of shares repurchased(a)	—		—	—		—	—		0.02		0.02

Net asset value per common share, end of period	$14.19		$13.88	$12.19		$13.40	$12.61		$11.12		$14.50

Market value per common share, end of period	$14.60		$14.16	$11.81		$13.37	$11.80		$9.21		$12.90

Total return at net asset value(b)	5.44%		21.91%	(6.85)%		13.59%

Total return at market value(c)	6.35%		28.37%	(9.55)%		21.12%	37.92%		(24.42)%		(4.59)%

Net assets applicable to common shares, end of period (000’s omitted)	$333,568		$326,271	$286,628		$314,899	$296,499		261,348		$344,953

Portfolio turnover rate(d)	9%		26%	3%		11%	16%		8%		16%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses(e)	1.14	%(f)	1.07%	1.40	%(g)(h)	0.92%	1.13	%(i)	1.51	%(i)	1.38	%(i)

Ratio of expenses excluding interest, facilities and maintenance fees(e)(j)	0.65	%(f)	0.84%	1.20	%(g)(h)	0.76%	0.83	%(i)	0.83	%(i)	0.81	%(i)

Ratio of net investment income before preferred share dividends	5.84	%(f)	6.51%	6.65	%(g)	7.11%	8.30	%(i)	7.55	%(i)	6.90	%(i)

Preferred share dividends	0.06	%(f)	0.12%	0.19	%(g)	0.18%	0.46%		2.23%		2.25%

Ratio of net investment income after preferred share dividends	5.78	%(f)	6.39%	6.46	%(g)	6.93%	7.84	%(i)	5.32	%(i)	4.65	%(i)

Rebate from Morgan Stanley affiliate	—		—	—		—	0.01%		0.01%		0.00	%(k)

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(l)	$116,800		116,850	137,650

Asset coverage per preferred share(l)(m)	$385,589		$189,611	$154,115		329%	315%		269%		266%

Liquidating preference per preferred share(l)	$100,000		$50,000	$50,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $327,116.
(g)	Annualized.
(h)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.15%.
(i)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Amount is less than 0.01%.
(l)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(m)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing by preferred shares at liquidation value.

24        Invesco Quality Municipal Income Trust

NOTE 13—Subsequent Event

The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities (each “Target Trust”) merged with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities on each Target Trust became assets and liabilities of the Trust, each Target Trust’s shareholders became shareholders of the Trust and the Trust ceased operations. The Redomestication and Merger were consummated on October 15, 2012.

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust received two shareholder demand letters dated July 16, 2010 and March 25, 2011. The shareholder in the July 16, 2010 demand letter alleged that the former Adviser and certain individuals breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (ARPS) at their liquidation value at the expense of the Trust and common shareholders. The shareholder in the demand letter dated March 25, 2011 alleged that the Adviser and certain current board and officers of the Trust breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem ARPS at their liquidation value, although the actions complained of occurred prior to the election of the current board and appointment of current officers and prior to the tenure of the current adviser. The shareholders in both letters claimed that the Trust was not obliged to provide liquidity to the preferred shareholders, the redemptions were improperly motivated to benefit the Adviser, and the market value and fair value of the ARPS were less than liquidation value at the time they were redeemed. The shareholders demand that: 1) the Board take action against the Adviser and individuals to recover damages; 2) the Board refrain from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction; and 3) the Board institute corporate governance measures. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trust. Upon completion of its evaluation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters, after which the Board publicly announced on July 12, 2011, that it had adopted the SLC’s recommendation and voted to reject the demands.
  Management of Invesco and the Trust believe that the outcome of the demand letter described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

25        Invesco Quality Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund mergers approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — General & Insured Municipal Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of

26        Invesco Quality Municipal Income Trust

the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other closed-end funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of six closed-end funds, the same as the rate of one closed-end fund and above the rate of five closed-end funds with comparable investment strategies.
  Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

27        Invesco Quality Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect six Trustees by the holders of Common Shares and Preferred Shares voting together as a single class, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	James T. Bunch	20,992,046	1,194,929
	Bruce L. Crockett	21,005,925	1,181,050
	Rodney F. Dammeyer	20,993,807	1,193,168
	Jack M. Fields	20,961,580	1,225,395
	Martin L. Flanagan	21,040,108	1,146,867
	Carl Frischling	21,003,448	1,183,527

The Meeting was adjourned until August 14, 2012, with respect to the following proposals:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Common Shares and Preferred Shares voting separately.

(2bi)	Approval of an Agreement and Plan of Merger that provides for Invesco Quality Municipal Securities to merge with and into the Fund by the holders of Common Shares and Preferred Shares voting separately.

(2bii)	Approval of an Agreement and Plan of Merger that provides for Invesco Quality Municipal Investment Trust to merge with and into the Fund by the holders of Common Shares and Preferred Shares voting separately.

The results of the voting on the above matters were as follows:

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstain	Non-Votes

(1)	Common Shares	12,614,235	750,482	464,238	3,228,828
	Preferred Shares	1,168	0	0	0
(2bi)	Common Shares	12,417,755	910,860	500,340	3,228,828
	Preferred Shares	1,168	0	0	0
(2bii)	Common Shares	12,394,501	926,295	508,159	3,228,828
	Preferred Shares	1,168	0	0	0

The advisory fee proposal was adjourned until September 25, 2012. Results from the adjourned meeting will be reflected in the next report to shareholders.

28        Invesco Quality Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-06591	MS-CE-QMINC-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.